Consolidated Statements of Changes in Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve Member [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 43,049,994	$ 50,000	$ 15,562,703	$ 2,808,871	$ 2,853,314	$ 19,897,145	$ 1,877,961
Balance (In Shares) at Dec. 31, 2012		50,000,000
Offset loans to related party	(6,119,473)	0	(6,119,473)	0	0	0	0
Appropriation of retained earnings to statutory reserve fund	0	0	0	0	1,148,333	(1,148,333)	0
Foreign currency translation gains (loss)	928,686	0	0	882,252	0	0	46,434
Net income for the year	10,085,649	0	0	0		9,581,367	504,282
Balance at Dec. 31, 2013	47,944,856	50,000	9,443,230	3,691,123	4,001,647	28,330,179	2,428,677
Balance (In Shares) at Dec. 31, 2013		50,000,000
Repurchase and cancellation of 30,000,000 shares (In Shares)		(30,000,000)
Repurchase and cancellation of 30,000,000 shares	0	(30,000)	30,000	0	0	0	0
Appropriation of retained earnings to statutory reserve fund	0	0	0	0	1,375,990	(1,375,990)	0
Foreign currency translation gains (loss)	(184,951)	0	0	(175,703)	0	0	(9,248)
Net income for the year	14,716,884	0	0	0		13,981,040	735,844
Balance at Dec. 31, 2014	$ 62,476,789	$ 20,000	$ 9,473,230	$ 3,515,420	$ 5,377,637	$ 40,935,229	$ 3,155,273
Balance (In Shares) at Dec. 31, 2014		20,000,000